OTHER NON-CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2019
Other Non-Current Assets, Net
OTHER NON-CURRENT ASSETS, NET

12. OTHER NON-CURRENT ASSETS, NET

Other non-current assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB

Prepaid long-term deposit to lock-up an equity interest investment (Note i)	—	42,212
Long-term receivables from Jinghan Taihe (Note ii & Note 23)	—	10,773
Long-term restricted cash	—	6,587
Long-term lease deposits	4,312	5,290
Equity method investments	2,446	1,895
Prepayment for development of internal use software	1,211	—
Others	3,295	4,214
Total	11,264	70,971

(Note i) In April 2019, Ambow Shida entered into an agreement to lock-up a no-less-than 51% equity interest of Hebi Ambow Ruiheng Education Technology Co., Ltd. (“Hebi School”) held by Dongyuan for six years, starting from May 1, 2019 till April 30, 2025. Hebi School is a for-profit K-12 school located in Hebi, Henan Province in China, and under campus construction from July 2019. It will provide elementary, junior and senior high school full curriculum services once put into use. Ambow Shida paid RMB 40,000 to Dongyuan as a deposit in April 2019 according to the agreement. As agreed by both parties, if Ambow Shida and Dongyuan reached for agreement to transfer the equity interest of Hebi School at any time during the six years, the deposit in RMB 40,000 plus 10% annual interest accrued would not be returned but as part of the consideration for the transfer; or, Dongyuan will return the deposit to Ambow Shida with 10% annual interest within seven days upon the termination of the Agreement. Ambow Shida recognized RMB 40,000 as the principal and RMB 2,212 as interest receivable of the lock-up deposit as of December 31, 2019. Refer to Note 31-Subsequent Event for further information.

(Note ii) As of December 31, 2019, the Group recognized long-term receivables due from Jinghan Taihe of RMB 10,773, including the present value of long-term receivable related to the acquisition of tutoring centers previously owned by Jinghan Taihe of and accrued management fee income from Jinghan Taihe. The interest income recognized in the Group’s consolidated income statement for the years ended December 31, 2019 and 2018 were RMB 958 and RMB nil, respectively. Refer to Note 23-Acquisition for further background information.